Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information
Segment Information

Note 13

Segment Information

Seaboard had six reportable segments through December 31, 2016: Pork, CT&M, Marine, Sugar, Power and Turkey, each offering a specific product or service. Seaboard’s reporting segments are based on information used by Seaboard’s Chief Executive Officer in his capacity as chief operating decision maker to determine allocation of resources and assess performance. Each of the six main segments is separately managed, and each was started or acquired independent of the other segments. The Pork segment produces and sells fresh and frozen pork products to further processors, foodservice operators, grocery stores, distributors and retail outlets throughout the U.S., and to Japan, Mexico, China and numerous other foreign markets. This segment also produces biodiesel from pork fat and other animal fat or vegetable oil for sale to third parties. Substantially all of Seaboard’s Pork segment’s hourly employees at its Guymon, Oklahoma, processing plant are covered by a collective bargaining agreement. The CT&M segment is an integrated agricultural commodity trading, processing and logistics operation that internationally markets wheat, corn, soybean meal and other agricultural commodities in bulk to third-party customers and to non-consolidated affiliates. This segment also operates flour, maize and feed mills, baking operations, and poultry production and processing in numerous foreign countries. The Marine segment, based in Miami, Florida, provides cargo shipping services between the U.S., the Caribbean and Central and South America. The Sugar segment produces and processes sugar and alcohol in Argentina, primarily to be marketed locally. The Power segment is an unregulated independent power producer in the Dominican Republic operating a floating power generating facility. The Turkey segment, accounted for using the equity method, produces and sells branded and non-branded turkeys and other products. Total assets for the Turkey segment represents Seaboard’s investment in and notes receivable from this affiliate. Revenues for the All Other segment are primarily derived from a jalapeño pepper processing operation. Below are significant segment events that impact financial results for the periods covered by this report.

During 2016, the Pork segment completed the acquisitions of five hog growing operations for total cash consideration of $219 million. These hog operations’ results have been included in Seaboard’s consolidated financial statements from the dates of acquisition. See Note 12 for further information on these acquisitions. The Pork segment’s biodiesel plants have historically received Federal blender’s credits for the biodiesel they blend. The 2015 Tax Act signed into law in December 2015, as discussed in Note 6, renewed the Federal blender’s credit, which had previously expired on December 31, 2014, retroactively to January 1, 2015 with an expiration of December 31, 2016. As a result, in the fourth quarter of 2015 the Pork segment recognized as revenue the 2015 Federal blender’s credits of $17 million. The 2014 Tax Act signed into law in December 2014 as discussed in Note 6, renewed the Federal blender’s credit that had previously expired on December 31, 2013 retroactively to January 1, 2014 with an expiration date of December 31, 2014. As a result, in the fourth quarter of 2014 the Pork segment recognized as revenue the 2014 Federal blender’s credits of $15 million. The Federal blenders credits have not been renewed for 2017.

As more fully described in Note 4, on September 27, 2014 the Pork segment sold to Triumph a 50% interest in Daily’s. As a result, Seaboard deconsolidated Daily’s from its consolidated balance sheet as of September 27, 2014. The Pork segment’s remaining 50% investment in Daily’s is accounted for using the equity method of accounting.

On October 28, 2016, the CT&M segment obtained control of Belarina, its non-consolidated affiliate with a flour production business in Brazil, and began including its financial results in its consolidated financial statements from the date of acquisition. See Note 12 for further details of the consolidation. In 2016, the CT&M segment reserved $16 million related to a note receivable to an affiliate that operates in the DRC and in 2014 recorded an $11 million write down in loss from affiliate from a decline in value considered other than temporary for this investment. The CT&M segment historically derived a significant portion of its operating income from wheat sales to another non-consolidated affiliate in the DRC. See Note 4 for further discussion of the write down and investments in affiliate in the DRC.

During 2015, the Power segment recorded a receivable and interest income of $31 million for interest recognized on certain outstanding customer receivable balances. This interest income related to amounts determined to be collectible as of December 31, 2015, but previously had been considered uncollectable in prior years. This amount was fully collected by Seaboard in early January 2016. Also in 2015, Seaboard invested an additional $10 million in a business operating a 300 megawatt electricity generating facility in the Dominican Republic and changed its method of accounting from a cost method investment at Corporate to an equity method investment in the Power segment.

The Power segment had been operating a floating power generating facility (72 megawatts) in the Dominican Republic under a short-term lease agreement. Seaboard ceased operation of the leased facility on September 3, 2014. In conjunction with ceasing operations, Seaboard sold inventory related to these operations, resulting in a $5 million gain from sale of assets in operating income related to these items in 2014.

The following tables set forth specific financial information about each segment as reviewed by Seaboard’s management, except for the Turkey segment information previously disclosed in Note 4 to the consolidated financial statements. Operating income for segment reporting is prepared on the same basis as that used for consolidated operating income. Operating income, along with income (loss) from affiliates for the CT&M and Turkey segments, are used as the measures of evaluating segment performance because management does not consider interest, other investment income (loss) and income tax expense on a segment basis.

Sales to External Customers:

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Pork	$1,443	$1,332	$1,717
Commodity Trading and Milling	2,778	3,022	3,499
Marine	916	940	853
Sugar	147	188	200
Power	79	97	189
All Other	16	15	15
Segment/Consolidated Totals	$5,379	$5,594	$6,473

Operating Income (Loss):

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Pork	$175	$116	$349
Commodity Trading and Milling	38	2	54
Marine	33	19	(3)
Sugar	(12)	2	27
Power	7	7	19
All Other	2	2	1
Segment Totals	243	148	447
Corporate	(21)	(22)	(23)
Consolidated Totals	$222	$126	$424

Income (Loss) from Affiliates:

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Pork	$11	$11	$4
Commodity Trading and Milling	(10)	(50)	(24)
Marine	1	2	—
Sugar	2	1	1
Power	4	3	2
Turkey	73	103	54
Segment/Consolidated Totals	$81	$70	$37

Depreciation and Amortization:

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Pork	$56	$44	$46
Commodity Trading and Milling	6	5	5
Marine	26	26	25
Sugar	6	8	8
Power	8	8	8
Segment Totals	102	91	92
Corporate	—	—	—
Consolidated Totals	$102	$91	$92

Total Assets:

	December 31,
(Millions of dollars)	2016	2015
Pork	$1,157	$858
Commodity Trading and Milling	989	988
Marine	314	296
Sugar	166	202
Power	196	271
Turkey	493	448
All Other	6	6
Segment Totals	3,321	3,069
Corporate	1,434	1,362
Consolidated Totals	$4,755	$4,431

Investments in and Advances to Affiliates:

	December 31,
(Millions of dollars)	2016	2015
Pork	$175	$115
Commodity Trading and Milling	207	218
Marine	33	19
Sugar	4	3
Power	30	34
Turkey	324	282
Segment/Consolidated Totals	$773	$671

Capital Expenditures:

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Pork	$69	$40	$54
Commodity Trading and Milling	35	40	21
Marine	19	43	30
Sugar	33	15	14
Power	1	1	2
Segment Totals	157	139	121
Corporate	1	—	—
Consolidated Totals	$158	$139	$121

Administrative services provided by the corporate office are allocated to the individual segments and represent corporate services rendered to and costs incurred for each specific segment, with no allocation to individual segments of general corporate management oversight costs. Corporate assets include short-term investments, other current assets related to deferred compensation plans, fixed assets, and other miscellaneous items. Corporate operating losses represent certain operating costs not specifically allocated to individual segments and include costs related to Seaboard’s deferred compensation programs, which are offset by the effect of the mark-to-market adjustments on these investments recorded in other investment income (loss), net.

Geographic Information

Seaboard had sales in South Africa totaling $650 million, $646 million and $597 million for the years ended December 31, 2016, 2015 and 2014, respectively, representing approximately 12%,  12% and 9% of total sales for each respective year. No other individual foreign country accounted for 10% or more of sales to external customers.

The following table provides a geographic summary of net sales based on the location of product delivery:

	Years ended December 31,
(Millions of dollars)	2016	2015	2014
Caribbean, Central and South America	$1,990	$2,112	$2,414
Africa	1,572	1,606	1,706
United States	1,161	1,135	1,397
Pacific Basin and Far East	309	357	425
Canada/Mexico	236	242	348
Europe	40	71	98
All other	71	71	85
Totals	$5,379	$5,594	$6,473

The following table provides a geographic summary of Seaboard’s long-lived assets according to their physical location and primary port for the vessels:

	December 31,
(Millions of dollars)	2016	2015
United States	$713	$553
Dominican Republic	122	128
Argentina	67	69
All other	106	83
Totals	$1,008	$833

Management believes its allowance for doubtful accounts is adequate and reduces receivables recorded to their expected net realizable value. At December 31, 2016 and 2015, Seaboard had approximately $214 million and $275 million, respectively, of foreign receivables, excluding receivables due from affiliates, which generally represent more of a collection risk than the domestic receivables, although as of December 31, 2016 no individual material amounts were deemed to have a heightened risk of collectability.